Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income
19. Accumulated Other Comprehensive Income

	December 31,	December 31,
	2015	2014
	(in thousands)
Currency translation adjustments	$(57,315)	$(22,210)
Currency impact on long term funding (Net of tax)	(5,484)	(9,252)
Actuarial loss on defined benefit pension plan (note 9)	(3,420)	(6,113)
Unrealized capital (loss)/gain – investments (note 3)	(34)	20
Realized gain on interest rate hedge	4,617	-
Total	$(61,636)	$(37,555)